Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ 289	$ 404	$ (149)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	92	128	(340)
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	418	500	131
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 43	60	19
Securities Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income		(3)	(14)
Interest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income		$ 1	$ (2)